Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	$ 837,803	$ 200,407	$ 200,407
Charge of the financial period			44,807	$ 91,773
Intangible assets			837,803	200,407
Intangible assets, carrying amount			837,803	200,407
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Charge of the financial period	24,668
Intangible assets	935,826	188,646
Intangible assets, carrying amount	935,826	188,646
Trademark [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount			222	271
Trademark [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	236	240
Patent [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount			837,581	200,136
Patent [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	935,590	188,406
Technical Know How Of Stem Cells Cultivation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Technical Know How Of Stem Cells Cultivation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Gross carrying amount [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,188,474	528,683	528,683	555,206
Exchange difference			(47,237)	(26,523)
Additions (Restated)			707,028
Charge of the financial period
Intangible assets			1,188,474	528,683
Gross carrying amount [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,188,474	528,683	528,683
Charge of the financial period
Intangible assets	1,362,978	497,697	1,188,474	528,683
Exchange difference	174,504	(30,986)
Gross carrying amount [member] | Trademark [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,443	7,968	7,968	8,368
Exchange difference			(525)	(400)
Additions (Restated)
Charge of the financial period
Intangible assets			7,443	7,968
Gross carrying amount [member] | Trademark [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,443	7,968	7,968
Charge of the financial period
Intangible assets	8,174	7,501	7,443	7,968
Exchange difference	731	(467)
Gross carrying amount [member] | Patent [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	969,547	294,317	294,317	309,082
Exchange difference			(31,798)	(14,765)
Additions (Restated)			707,028
Charge of the financial period
Intangible assets			969,547	294,317
Gross carrying amount [member] | Patent [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	969,547	294,317	294,317
Charge of the financial period
Intangible assets	1,112,203	277,067	969,547	294,317
Exchange difference	142,656	(17,250)
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	211,484	226,398	226,398	237,756
Exchange difference			(14,914)	(11,358)
Additions (Restated)
Charge of the financial period
Intangible assets			211,484	226,398
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	211,484	226,398	226,398
Charge of the financial period
Intangible assets	242,601	213,129	211,484	226,398
Exchange difference	31,117	(13,269)
Accumulated Depreciation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	350,671	328,276	328,276	247,614
Exchange difference			(22,412)	(11,111)
Charge of the financial period			44,807	91,773
Intangible assets			350,671	328,276
Accumulated Depreciation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	350,671	328,276	328,276
Charge of the financial period	24,668	16
Intangible assets	427,152	309,051	350,671	328,276
Exchange difference	51,813	(19,241)
Accumulated Depreciation [Member] | Trademark [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,221	7,697	7,697	7,957
Exchange difference			(508)	(379)
Charge of the financial period			32	119
Intangible assets			7,221	7,697
Accumulated Depreciation [Member] | Trademark [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,221	7,697	7,697
Charge of the financial period	18	16
Intangible assets	7,938	7,261	7,221	7,697
Exchange difference	699	(452)
Accumulated Depreciation [Member] | Patent [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	131,966	94,181	94,181	49,453
Exchange difference			(6,990)	(1,997)
Charge of the financial period			44,775	46,725
Intangible assets			131,966	94,181
Accumulated Depreciation [Member] | Patent [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	131,966	94,181	94,181
Charge of the financial period	24,650
Intangible assets	176,613	88,661	131,966	94,181
Exchange difference	19,997	(5,520)
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	211,484	226,398	226,398	190,204
Exchange difference			(14,914)	(8,735)
Charge of the financial period				44,929
Intangible assets			211,484	226,398
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	211,484	226,398	226,398
Charge of the financial period
Intangible assets	242,601	213,129	$ 211,484	$ 226,398
Exchange difference	$ 31,117	$ (13,269)